VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: CMA Money Fund
Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (Securities Act File No. 2-59311, Investment
Company Act File No. 811-02752)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of
1933, as amended(the "1933 Act"), CMA Money Fund (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 38 to the Fund's
Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 38 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 27, 2004

Very truly yours,

CMA Money Fund

/s/Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund